Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 103,062
Deductions from segregated funds:
Net additions (deductions)	11,432	$ 281
Balance as at December 31	116,973	103,062
Insurance contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	96,663	99,121
Additions to segregated funds:
Deposits	11,874	11,468
Net transfer (to) from general funds	(437)	(308)
Net realized and unrealized gains (losses)	10,700	(7,123)
Other investment income	4,522	4,576
Total additions	26,659	8,613
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	11,420	10,224
Management fees	1,053	1,004
Taxes and other expenses	371	256
Foreign exchange rate movements	209	(413)
Total deductions	13,053	11,071
Net additions (deductions)	13,606	(2,458)
Balance as at December 31	110,269	96,663
Investment contracts
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	6,399	7,271
Additions to segregated funds:
Deposits	84	85
Net transfer (to) from general funds	0	0
Net realized and unrealized gains (losses)	844	(658)
Other investment income	143	178
Total additions	1,071	(395)
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	604	614
Management fees	56	57
Taxes and other expenses	14	0
Foreign exchange rate movements	92	(194)
Total deductions	766	477
Net additions (deductions)	305	(872)
Balance as at December 31	$ 6,704	$ 6,399